Going Concern - Additional Information (Detail) ₽ in Millions	Dec. 31, 2021 RUB (₽)
Disclosure of going concern [line items]
Amount of groups total liabilities exceeded total assets	₽ 147,278
On demand	281,379
Long-term debt classified as short-term debt	216,033
Current liabilities exceeded current assets	₽ 248,502